CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
fair value through profit or loss	R$ 816	R$ 816
Concession fee	2,216
Usina Hidreletrica Jaguara [Member]
IfrsStatementLineItems [Line Items]
Investment	174
Usina Hidreletrica Sao Simao [Member]
IfrsStatementLineItems [Line Items]
Investment	3
Usina Hidreletrica Miranda [Member]
IfrsStatementLineItems [Line Items]
Investment	R$ 23